Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	ALPINE 4 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5482689
Entity Address, Address Line One	2525 E Arizona Biltmore Circle
Entity Address, Address Line Two	Suite 237
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	480
Local Phone Number	702-2431
Document Type	S-1/A
Entity Central Index Key	0001606698
Amendment Flag	true
Amendment Description	Entering tentative pricing
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false